Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 15 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of The Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 23.75% equity interest of the Group
Mr. Bodang Liu	The ultimate controlling shareholder of the Group
Mr. Anyuan Sun	Former Chief executive officer of the Group
Mr. Jian Lin	The shareholder of Wenzhou Jinda
Hong Kong Xibolun Technology Limited (“Hebron HK”)	The entity disposed on November 30, 2020

(a)	The Group entered into the following related party transactions:

Starting on July 12, 2019, the Group rented an office from NiSun Shanghai and incurred $136,532, $127,565 and $63,749 of rent expense for the years ended December 31, 2021, 2020 and 2019, respectively.

(b)	The Group had the following significant related party balances:

During the year ended December 31, 2020, Nisun Cayman advanced $10,528,965 (RMB 69,883,631) as a loan to the Group. The loan is due on demand and without interest.

As of December 31, 2020, the Group had a due to related party balance of $393,148 owning to Mr. Bodang Liu. The Group repaid Mr. Liu during the year ended December 31, 2021.

For the year ended December 31, 2020, the Group paid approximately $6.5 million (RMB 45.9 million) related to the purchase price payable for the acquisition of Nisun BVI. The due to related party balance is non-interest bearing and due on demand.

As of December 31, 2021, the Group had a due from related party balance of $10,662 from Nisun Shanghai, an affiliated entity controlled by our controlling shareholder.

As of December 31, 2020, the Group had a due to related party balance of $1,379,310 to Nisun Shanghai. The due to related party balance was non-interest bearing and was repaid on March 09, 2021 and February 26, 2021

As of December 31, 2021 and 2020, the Group had a due to related party balance of $295,336 and $298,851, respectively, due to Mr. Jian Lin, the shareholder of Wenzhou Jinda. The Group owns a 23.08% equity interest in Wenzhou Jinda. The due to related party balance is non-interest bearing and due on demand.

For the year ended December 31, 2020, the Group disposed of Hebron HK and the Purchaser - Wise Metro Development Co., Ltd. agreed to pay approximately $15.0 million (RMB98.3 million) in accordance with the Equity Transfer Agreement. The receivable from the sale of the discontinued operations was fully collected in April 2021.